Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders’ equity
Schedule of Share capital

	Number of shares 2019	Number of shares 2018	Number of shares 2017
	Ordinary	Ordinary	Ordinary
Balance at January 1	43,149,987	36,425,014	23,346,856
Issued for cash	10,454,545	6,612,500	8,573,975
Issued for services	371,306	112,473	—
Exercise of share options	46,900	226,098	1,034
Treasury shares issued (transferred)	(46,900)	(226,098)	4,503,149
Balance at December 31	53,975,838	43,149,987	36,425,014

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2019		in 2018		in 2017
Risk-free interest rate	2.430%		2.223%		1.913%
Expected dividend yield	—%		—%		—%
Expected volatility	80.2%		80.9%		88.7%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2019		2018		2017
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	4,511,512	€4.24	3,331,875	€4.78	2,205,989	€4.88
Granted	1,237,506	€11.77	1,570,366	€3.11	1,199,447	€4.63
Forfeited	(119,338)	€9.35	(142,467)	€4.29	(72,527)	€5.56
Exercised	(46,900)	€4.18	(226,098)	€4.02	(1,034)	€3.54
Expired	(7,326)	€8.76	(22,164)	€6.42	—	€—
Balance at December 31	5,575,454	€5.80	4,511,512	€4.24	3,331,875	€4.78
Exercisable at December 31	2,521,477		1,683,731		1,148,893